Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The components of loss before income taxes are as follows:

	Year ended December 31,
	2022	2021
	(in thousands)
United States	$(56,817)	$(31,746)
Foreign	(1,408)	(1,090)

Loss from operations before income taxes	$(58,225)	(32,836)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (benefit) expense are as follows:

	Year ended December 31,
	2022	2021
	(in thousands)
Current:
Federal	$—	$—
State	8	4
Foreign	—	—
Total current expense:	8	4
Deferred expense:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred expense:	—	—

Total	$8	$4

Schedule of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2022		2021
	(in thousands)
Federal statutory rate	$(12,228)	21.00%	$(6,879)	21.00%
Effect of:
Nondeductible expenses	(78)	0.13%	192	-0.60%
Nontaxable changes in fair value of convertible notes and SAFEs	(123)	0.21%	1,038	3.22%
Research and development tax credits	(2,670)	4.59%	(674)	2.06%
State taxes, net of federal benefit	(1,865)	3.20%	1,705	5.20%
Foreign tax rate differential	28	-0.05%	11	-0.03%
Other	(190)	0.33%	—	0.00%
Change in valuation allowance	15,567	-26.73%	10,093	-30.81%
Disqualified debt	731	-1.26%	—	0.00%
Return to provision adjustements	(1,060)	1.82%	—	0.00%
Intangibles	1,281	-2.20%	—	0.00%
Stock based compensation	615	-1.06%	—	0.00%

Total	$8	-0.01%	$—	0.04%

Disclosure of the components of deferred tax assets (liabilities)	Significant components of the Company’s deferred tax assets (liabilities) are as follows:

	Year ended December 31,
	2022	2021
	(in thousands)
Deferred tax assets:
Net operating loss carryforwards - Federal	$16,776	$9,760
Capitalized research and development	3,768	—
Research and development tax credits	3,593	923
Net operating loss carryforwards - State	3,752	2,260
Net operating loss carryforwards - Foreign	1,894	1,846
Other	1,219	—
Fixed assets and intangibles	(868)	—

Total deferred tax assets, gross:	$30,134	$14,789
Valuation allowance	(30,134)	(14,789)

Total deferred tax liabilities:	$—	$—

Deferred tax assets, net:	$—	$—